Stockholders' Deficit (Details Textual) - Equity Component [Domain] - USD ($)		1 Months Ended			6 Months Ended		12 Months Ended
	Nov. 12, 2013	Dec. 18, 2014	Mar. 21, 2014	May. 22, 2013	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	May. 18, 2015	Nov. 10, 2014	Oct. 20, 2014	Feb. 14, 2014	Jan. 07, 2014	May. 17, 2013	Mar. 04, 2013
Stockholders Equity Note [Line Items]
Authorized value of rights offering											$ 3,000,000		$ 2,800,000		$ 3,000,000
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right										0.11901		0.28673		0.18776
Class of warrant or right issued, shares		5,000,000		5,000,000
Class of warrant or right issued gross value received		$ 3,000,000	$ 2,100,000	$ 3,000,000
Class of warrant or right issued net value received		1,100,000	581,000	1,400,000
Repayments of accrued interest on senior secured note		64,000	61,000	46,800
Class of Warrant or Right, Exercise Price of Warrants or Rights							$ 0.33	$ 0.45	$ 0.85	$ 0.60		$ 0.30		$ 0.60
Debt Instrument, Fee Amount				104,000
Reimbursement of legal fee		75,000		100,000
Amortization of debt discount (premium)	$ 195,000			204,000	$ 0	$ 142,000	$ 320,000	$ 257,000
Repayments of Senior Debt		$ 1,750,000	$ 1,500,000	$ 1,300,000	$ 0	$ 1,500,000	$ 3,250,000	$ 1,300,000
Subscription rights percentage			77.00%
Common stock of subscription rights			7,140,823
Legal fees			$ 128,000